Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Deferred income tax assets related to:
Inventories	$ 6,944	$ 6,795
Allowance for losses	6,410	7,584
Accrued compensation and benefits	102,579	113,394
Accrued other expenses	10,256	16,322
Other long-term liabilities	19,646	29,954
Net operating loss and credit carryforwards	71,534	70,208
Net unrealized loss on securities	19,185	21,727
Total Deferred Income Tax Assets	236,554	265,984
Less: valuation allowances	(85,719)	(89,909)
Net Deferred Income Tax Assets	150,835	176,075
Deferred income tax (liabilities) related to:
Depreciation	(47,639)	(48,491)
Pension and other postretirement benefits	(7,867)	(12,204)
Amortization of intangibles	(115,166)	(125,042)
Total Deferred Income Tax (Liabilities)	(170,672)	(185,737)
Deferred Income Tax Assets (Liabilities), Net	$ (19,837)	$ (9,662)